Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 96,667	$ 76,061	$ 358,342	$ 273,610
Operating expenses:
Cost of revenue	[1]	33,848	26,876	126,255	99,620
Sales and marketing	[1]	19,728	14,506	71,225	35,827
Research and development	[1]	5,691	4,350	18,784	19,245
General and administrative	[1]	4,304	5,028	21,721	17,198
Depreciation and amortization		7,476	7,980	31,574	33,422
Total operating expenses		71,047	58,740	269,559	205,312
Operating income		25,620	17,321	88,783	68,298
Other income (expense):
Interest expense		(509)	(6,051)	(10,786)	(26,566)
Interest income		51	31	197	524
Gain on foreign currency transactions		243	877	2,347	4,128
Gain (loss) on foreign currency remeasurement of intercompany item		45	4,234	(244)	3,206
Other, net		657	76	(5,080)	277
Total other expense, net		487	(833)	(13,566)	(18,431)
Income before income tax		26,107	16,488	75,217	49,867
Income tax expense		(6,691)	(3,628)	(21,594)	(13,542)
Net income		19,416	12,860	53,623	36,325
Other comprehensive income (expense):
Pension adjustments, net of tax		(55)	(26)	(294)	(385)
Gain on foreign currency translation		1,329	9,565	13,676	9,742
Comprehensive income		$ 20,690	$ 22,399	$ 67,005	$ 45,682
Earnings per share:
Basic		$ 8.77	$ 10.78	$ 29.67	$ 30.46
Diluted		$ 8.77	$ 7.20	$ 26.20	$ 21.87
Weighted average shares outstanding:
Basic		2,214,522	1,192,725	1,807,410	1,192,725
Diluted		2,214,522	2,036,851	2,149,114	1,995,131

[1]	Excluding Depreciation and amortization